ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 7,534,786	$ 6,152,807
Account receivable, percentage	99.20%
Accounts Receivable [Member]
Product Information [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 7,470,000